Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Apr. 20, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Oct. 29, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Oct. 23, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000205441
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000225935
Account Value [Line Items]
Line Graph and Table Measure Name		Class P2
C000008182
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with Load
Account Value	$ 14,131	$ 14,131	$ 14,093	$ 13,635	$ 14,093	$ 13,724	$ 13,419	$ 13,508	$ 12,904	$ 12,108	$ 12,456	$ 12,954	$ 13,240	$ 12,904	$ 12,432	$ 12,581	$ 12,531	$ 12,581	$ 12,991	$ 12,345	$ 12,642	$ 12,121	$ 11,729	$ 12,453	$ 12,844	$ 12,429	$ 13,283	$ 13,188		$ 14,018	$ 14,042	$ 14,386	$ 14,872	$ 14,402	$ 14,778	$ 14,372	$ 14,679	$ 14,451	$ 14,461	$ 14,501	$ 14,342	$ 14,026	$ 13,847	$ 13,679	$ 13,778	$ 13,210	$ 12,012		$ 12,139	$ 12,392	$ 12,022	$ 11,515	$ 11,350	$ 11,028	$ 10,307	$ 11,496	$ 12,080	$ 12,129	$ 11,853	$ 11,671	$ 11,425	$ 11,325	$ 11,425	$ 11,425	$ 10,952	$ 11,389	$ 11,125	$ 10,979	$ 10,834	$ 10,215	$ 10,615	$ 10,497		$ 11,179	$ 11,152	$ 11,179	$ 10,988	$ 11,079	$ 11,070	$ 11,098	$ 11,134	$ 11,425	$ 11,070	$ 11,024	$ 10,890	$ 10,728	$ 10,674	$ 10,558	$ 10,333	$ 10,342	$ 10,154	$ 10,010	$ 9,849	$ 9,670	$ 9,490	$ 9,378	$ 9,483	$ 9,606	$ 9,527	$ 9,457	$ 9,185	$ 9,299	$ 9,228	$ 9,149	$ 8,798	$ 8,956	$ 9,360	$ 9,632	$ 9,606	$ 8,998	$ 9,315	$ 9,769	$ 9,649	$ 9,820	$ 9,795	$ 9,769	$ 9,846	$ 9,538	$ 9,546	$ 9,675	$ 9,486	$ 9,443	$ 9,572	$ 9,409	$ 9,452
C000008185
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000220414
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000241422
Account Value [Line Items]
Line Graph and Table Measure Name		Class P2
C000212772
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000212770
Account Value [Line Items]
Line Graph and Table Measure Name		Class P2
C000008502
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000200986
Account Value [Line Items]
Line Graph and Table Measure Name		Class P2
C000008186
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with Load
Account Value	14,554	$ 14,554	14,802	14,204	14,481	14,043	13,751	13,912	13,285	12,414	12,966	13,459	13,981	13,459	12,835	13,169	12,937	12,559	13,140	12,081	12,387	10,946	10,333	11,545	11,992	11,635	12,681	12,451		13,140	13,165	13,829	14,109	13,580	14,532	14,195	14,566	14,276	14,485	14,683	14,288	13,916	13,719	13,603	13,684	13,048	11,497		11,704	11,945	11,417	11,049	10,624	10,234	9,395	11,049	11,911	12,152	11,734	11,507	11,030	10,826	11,076	11,360	10,747	11,428	10,951	10,860	10,701	9,930	10,639	10,561		11,587	11,610	11,665	11,375	11,833	11,922	11,877	11,944	12,546	11,955	11,679	11,469	11,293	10,940	10,951	10,565	10,565	10,113	9,826	9,517	9,429	9,131	8,896	9,079	9,220	9,231	9,101	8,701	8,993	9,004	8,744	8,258	8,496	9,231	9,442	9,410	8,811	9,399	9,998	10,126	10,383	10,115	9,901	9,944	9,377	9,356	9,504	9,335	9,271	9,514	9,219	9,451
C000008189
Account Value [Line Items]
Line Graph and Table Measure Name		Class P with Load
Account Value	15,777	$ 15,777	16,046	15,398	15,682	15,208	14,892	15,066	14,388	13,432	14,028	14,561	15,125	14,561	13,887	14,232	13,981	13,573	14,200	13,056	13,375	11,811	11,153	12,456	12,936	12,552	13,677	13,430		14,171	14,198	14,911	15,199	14,634	15,654	15,281	15,679	15,356	15,592	15,791	15,368	14,970	14,746	14,622	14,709	14,016	12,345		12,566	12,824	12,259	11,866	11,400	10,982	10,073	11,854	12,763	13,021	12,582	12,328	11,807	11,601	11,855	12,158	11,504	12,231	11,710	11,613	11,444	10,620	11,374	11,279		12,383	12,407	12,466	12,146	12,633	12,728	12,680	12,740	13,393	12,751	12,458	12,236	12,037	11,662	11,662	11,252	11,252	10,772	10,456	10,128	10,034	9,718	9,465	9,648	9,808	9,819	9,671	9,247	9,556	9,568	9,293	8,766	9,018	9,796	10,020	9,986	9,353	9,975	10,596	10,732	11,003	10,720	10,483	10,528	9,930	9,907	10,067	9,878	9,811	10,067	9,755	10,000
C000222877
Account Value [Line Items]
Line Graph and Table Measure Name		Class P2 with Load
Account Value	13,126	$ 13,126	13,350	12,797	13,034	12,626	12,362	12,494	11,930	11,126	11,619	12,046	12,512	12,033	11,463	11,748	11,528	11,178	11,696	10,751	11,006	9,717	9,157	10,222	10,625	10,300	11,208	10,995		11,600	11,611	12,194	12,418	11,945	12,771	12,459	12,781	12,519	12,691	12,852	12,499	12,156	11,975	11,864	11,924	11,353	10,000
C000166868
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with Load
Account Value	$ 10,228	$ 10,228	10,167	10,023	10,260	10,171	10,275	10,285	9,912	9,517	9,666	9,871	9,944	9,907	9,874	9,972	9,907	9,723	9,954	9,666	9,657	9,363	9,351	9,621	9,723	9,504	9,933	9,918		10,303	10,579	10,738	10,980	11,002	11,017	11,025	11,125	11,146	11,039	10,926	10,889	10,810	10,926	11,099	11,174	11,124	10,970		11,025	11,007	11,089	10,863	10,686	10,543	10,380	10,905	10,739	10,517	10,508	10,494	10,465	10,511	10,244	10,215	10,087	9,928	9,913	9,734	9,719	9,530	9,400	9,403		9,531	9,549	9,513	9,491	9,490	9,516	9,611	9,570	9,691	9,762	9,705	9,716	9,692	9,727	9,665	9,598	9,578	9,490	9,415	9,435	9,360	9,331	9,302	9,556	9,608
C000166870
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000237722
Account Value [Line Items]
Line Graph and Table Measure Name	Class P2
C000205444
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000205443
Account Value [Line Items]
Line Graph and Table Measure Name		Class P2
C000008206
Account Value [Line Items]
Line Graph and Table Measure Name		Class A with Load
Account Value	$ 21,889	$ 21,889	21,952	21,624	23,201	23,050	20,500	20,614	18,493	16,663	18,278	19,604	20,652	19,844	18,291	18,278	18,758	19,515	20,020	18,152	19,225	18,786	17,134	18,869	19,249	17,372	18,964	19,867		22,778	22,528	21,863	25,321	24,694	26,291	25,650	26,514	25,725	26,050	25,372	26,644	25,390	25,938	24,165	24,127	21,749	19,092		18,779	18,647	17,450	16,287	15,330	13,408	11,543	13,993	14,967	15,066	15,012	14,109	13,826	14,805	15,279	14,897	13,550	14,560	13,979	14,002	13,122	11,622	13,382	13,396		15,355	15,653	14,080	14,060	13,979	12,772	12,738	12,650	12,819	12,196	12,134	11,699	11,489	10,950	11,065	11,144	10,976	10,976	10,887	10,777	10,556	10,237	10,298	9,375	9,918	9,725	9,684	9,005	8,919	8,701	8,508	7,869	8,275	9,624	10,027	9,638	9,231	9,763	10,763	10,925	10,532	10,046	10,374	10,162	9,495	9,865	9,481	9,447	8,981	9,534	8,977	9,450
C000008209
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
C000220415
Account Value [Line Items]
Line Graph and Table Measure Name		Class P
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value	18,551	$ 18,551	18,147	17,439	18,034	17,485	16,765	16,667	15,904	14,560	15,011	15,659	16,109	15,540	14,687	14,846	14,636	14,198	14,617	13,639	14,198	13,176	12,426	13,742	14,267	13,336	14,563	14,546		15,812	15,477	15,887	16,707	16,065	16,461	15,662	16,337	15,938	15,829	15,623	15,383	14,739	14,356	14,031	14,095	13,469	11,991		12,290	12,699	11,967	11,366	11,014	10,555	9,534	11,022	11,990	12,124	11,712	11,432	11,128	10,899	11,163	11,131	10,447	11,105	10,743	10,609	10,333	9,577	10,302	10,154
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value	22,474	$ 22,474	21,984	21,126	21,847	21,182	20,311	20,192	19,267	17,639	18,186	18,970	19,515	18,826	17,793	17,986	17,731	17,200	17,708	16,524	17,200	15,962	15,054	16,648	17,284	16,156	17,643	17,622		19,156	18,749	19,247	20,241	19,462	19,942	18,974	19,791	19,308	19,176	18,927	18,637	17,856	17,391	16,998	17,075	16,318	14,527		14,889	15,385	14,498	13,769	13,343	12,787	11,550	13,352	14,526	14,688	14,188	13,850	13,481	13,203	13,524	13,485	12,656	13,454	13,015	12,853	12,518	11,602	12,481	12,301		13,298	13,240	13,137	12,752	12,822	12,806	12,685	12,962	13,530	12,808	12,605	12,365	12,114	11,884	11,839	11,517	11,465	11,217	11,045	10,911	10,614	10,331	10,113	10,036	10,210	10,148	10,114	9,696	9,755	9,742	9,601	8,938	9,000	9,578	9,754	9,835	9,119	9,462	10,158	10,071	10,314	10,327	10,036	10,194	9,656	9,810	10,003	9,838	9,770	10,097	9,879	10,000
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value	22,474	$ 22,474	21,984	21,126	21,847	21,182	20,311	20,192	19,267	17,639	18,186	18,970	19,515	18,826	17,793	17,986	17,731	17,200	17,708	16,524	17,200	15,962	15,054	16,648	17,284	16,156	17,643	17,622		19,156	18,749	19,247	20,241	19,462	19,942	18,974	19,791	19,308	19,176	18,927	18,637	17,856	17,391	16,998	17,075	16,318	14,527		14,889	15,385	14,498	13,769	13,343	12,787	11,550	13,352	14,526	14,688	14,188	13,850	13,481	13,203	13,524	13,485	12,656	13,454	13,015	12,853	12,518	11,602	12,481	12,301		13,298	13,240	13,137	12,752	12,822	12,806	12,685	12,962	13,530	12,808	12,605	12,365	12,114	11,884	11,839	11,517	11,465	11,217	11,045	10,911	10,614	10,331	10,113	10,036	10,210	10,148	10,114	9,696	9,755	9,742	9,601	8,938	9,000	9,578	9,754	9,835	9,119	9,462	10,158	10,071	10,314	10,327	10,036	10,194	9,656	9,810	10,003	9,838	9,770	10,097	9,879	10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	18,428	$ 18,428	17,790	16,950	17,671	17,121	16,253	15,984	15,289	14,010	14,311	15,027	15,271	14,795	13,878	13,818	13,606	13,124	13,452	12,657	13,431	12,720	11,767	12,961	13,512	12,371	13,484	13,460		14,745	14,218	14,656	15,456	14,793	14,896	13,921	14,600	14,169	13,840	13,525	13,431	12,750	12,215	11,888	12,009	11,564	10,423		10,708	11,131	10,385
UBS Index: MSCI China All Shares Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index (net)
Account Value	5,551	$ 5,551	5,691	5,625	5,370	5,335	4,887	5,427	5,537	5,428	5,642	5,783	6,328	5,806	5,700	6,192	6,441	6,279	6,812	6,134	5,897	4,862	5,622	6,408	6,513	7,085	6,570	6,453		6,885	7,509	7,602	8,030	8,154	8,467	8,238	8,467	8,449	9,507	9,552	9,292	9,082	9,698
UBS Index: MSCI China All Shares Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index (net)
Account Value	8,783	$ 8,783	9,005	8,901	8,497	8,442	7,734	8,587	8,761	8,588	8,928	9,150	10,012	9,186	9,019	9,798	10,192	9,936	10,780	9,707	9,332	7,693	8,896	10,139	10,305	11,210	10,397	10,211	$ 10,000
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Account Value	11,843	$ 11,843	11,394	11,330	11,279	11,006	10,507	11,018	10,604	9,818	10,215	10,489	11,178	10,523	10,138	10,311	10,429	10,123	10,824	10,032	10,175	8,861	9,145	10,359	10,316	10,342	11,078	11,029		11,679	11,949	12,317	12,555	12,323	12,847	12,722	13,248	12,910	13,842	13,818	13,505	13,177	13,379	13,277	12,882	12,000	10,984		10,762	10,938	10,701	9,823	9,151	9,081	8,319	9,834	10,381	10,889	10,133	10,147	9,736	9,554	10,044	10,168	9,571	10,319	10,107	10,022	10,000
UBS Index: MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Account Value	11,039	$ 11,039	10,620	10,561	10,514	10,260	9,794	10,271	9,884	9,152	9,522	9,777	10,419	9,809	9,450	9,611	9,721	9,436	10,090	9,351	9,485	8,260	8,524	9,656	9,616	9,640	10,326	10,281		10,886	11,138	11,481	11,703	11,487	11,975	11,858	12,349	12,034	12,902	12,880	12,588	12,282	12,471	12,376	12,008	11,186	10,239		10,032	10,195	9,975	9,157	8,530	8,465	7,755	9,166	9,677	10,150	9,445	9,458	9,076	8,906	9,362	9,478	8,921	9,619	9,421	9,342	9,321	8,571	8,804	8,456		9,262	9,312	9,570	9,365
UBS Index: MSCI World ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Net (USD)
Account Value	15,196	$ 15,196	15,452	14,883	15,288	14,789	14,541	14,479	13,728	12,549	13,102	13,559	14,105	13,663	13,043	13,637	13,261	12,973	13,283	12,276	12,336	11,149	10,566	11,644	12,215	11,636	12,845	12,739		13,635	13,478	13,691	14,323	13,631	14,300	13,887	14,298	14,072	13,979	14,122	13,648	13,232	12,903	12,582	12,718	12,165	10,546		10,978	11,296	10,742	10,463	10,117	9,704	9,071	10,563	11,592	11,821	11,456	11,314	10,960	10,661	10,930	11,063	10,442	10,961	10,659	10,605	10,339	9,651	10,177	10,186		11,065	10,979	11,191	10,922	11,044	11,257	11,004	11,198	11,757	11,233	11,035	10,925	10,777	10,505	10,507	10,204	10,194	9,865	9,660	9,421	9,313	9,044	8,758	8,901	9,077	8,968	8,960	8,540	8,807	8,908	8,630	8,082	8,196	8,802	8,963	9,108	8,471	8,921	9,622	9,472	9,749	9,834	9,426	9,586	9,046	9,078	9,390	9,276	9,426	9,829	9,822	10,000
UBS Index: MSCI World ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Net (USD)
Account Value	15,196	$ 15,196	15,452	14,883	15,288	14,789	14,541	14,479	13,728	12,549	13,102	13,559	14,105	13,663	13,043	13,637	13,261	12,973	13,283	12,276	12,336	11,149	10,566	11,644	12,215	11,636	12,845	12,739		13,635	13,478	13,691	14,323	13,631	14,300	13,887	14,298	14,072	13,979	14,122	13,648	13,232	12,903	12,582	12,718	12,165	10,546		10,978	11,296	10,742	10,463	10,117	9,704	9,071	10,563	11,592	11,821	11,456	11,314	10,960	10,661	10,930	11,063	10,442	10,961	10,659	10,605	10,339	9,651	10,177	10,186		11,065	10,979	11,191	10,922	11,044	11,257	11,004	11,198	11,757	11,233	11,035	10,925	10,777	10,505	10,507	10,204	10,194	9,865	9,660	9,421	9,313	9,044	8,758	8,901	9,077	8,968	8,960	8,540	8,807	8,908	8,630	8,082	8,196	8,802	8,963	9,108	8,471	8,921	9,622	9,472	9,749	9,834	9,426	9,586	9,046	9,078	9,390	9,276	9,426	9,829	9,822	10,000
UBS Index: MSCI World ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Net (USD)
Account Value	14,409	$ 14,409	14,652	14,112	14,496	14,023	13,788	13,729	13,017	11,899	12,423	12,857	13,374	12,955	12,367	12,931	12,574	12,300	12,594	11,640	11,697	10,571	10,019	11,041	11,582	11,033	12,179	12,079		12,928	12,780	12,982	13,581	12,925	13,559	13,167	13,557	13,343	13,255	13,391	12,941	12,546	12,234	11,930	12,059	11,534	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value	10,514	$ 10,514	10,415	10,241	10,507	10,411	10,560	10,589	10,198	9,757	9,913	10,172	10,237	10,244	10,281	10,394	10,331	10,075	10,343	10,034	10,080	9,722	9,850	10,294	10,594	10,341	10,506	10,439		10,850	11,160	11,286	11,535	11,564	11,530	11,533	11,634	11,656	11,527	11,447	11,410	11,320	11,463	11,631	11,715	11,699	11,586		11,638	11,644	11,739	11,566	11,494	11,440	11,241	11,307	11,107	10,897	10,905	10,911	10,878	10,936	10,660	10,636	10,505	10,321	10,319	10,124	10,130	10,024	9,843	9,784		9,862	9,926	9,863	9,860	9,873	9,803	9,876	9,813	9,907	10,023	9,977	9,990	9,984	10,032	9,942	9,900	9,910	9,834	9,759	9,764	9,699	9,680	9,666	9,900	9,977
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349		11,797	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596		12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,219	11,007	11,014	10,898	10,701	10,638		10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,607	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410	10,196	10,187	10,115	10,017	10,085	9,975	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,589	$ 10,589	10,489	10,314	10,582	10,485	10,635	10,664	10,271	9,826
UBS Index: Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Account Value	10,471	$ 10,471	10,367	10,218	10,461	10,395	10,533	10,562	10,219	9,876	9,996	10,222	10,276	10,312	10,390	10,512	10,456	10,162	10,405	10,151	10,204	9,938	10,078	10,439	10,704	10,536	10,630	10,610		10,950	11,302	11,377	11,596	11,656	11,567	11,576	11,703	11,723	11,566	11,492	11,452	11,367	11,545	11,758	11,872	11,900	11,858		11,971	11,955	12,087	11,950	11,939	11,970	11,894	11,560	11,261	10,992	11,054	11,088	11,080	11,175	10,807	10,820	10,721	10,475	10,504	10,307	10,335	10,287	10,070	9,982	$ 10,000
UBS Index: Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Account Value	8,830	$ 8,830	8,742	8,617	8,822	8,766	8,882	8,907	8,617	8,328	8,430	8,620	8,665	8,696	8,762	8,865	8,818	8,570	8,775	8,560	8,605	8,380	8,499	8,803	9,027	8,885	8,964	8,948		9,234	9,531	9,594	9,779	9,830	9,755	9,762	9,869	9,886	9,753	9,691	9,658	9,586	9,736	9,916	10,012	10,035	10,000	$ 10,000
UBS Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Account Value	20,400	$ 20,400	20,434	19,396	21,014	20,442	18,906	19,533	17,444	15,988	17,324	18,548	19,566	18,692	17,261	17,258	17,461	17,903	18,099	16,461	17,590	17,309	15,808	17,371	17,536	15,770	16,811	17,134		19,530	19,442	19,357	22,353	22,254	23,397	22,351	23,242	22,827	23,690	22,628	23,294	22,797	23,537	22,785	21,737	19,879	16,899		16,771	17,139	16,189	15,651	15,072	13,771	11,986	14,815	15,968	16,145	15,784	14,906	14,494	14,614	15,273	15,125	14,043	15,169	14,721	14,922	14,017	12,566	14,229	14,010		16,039	16,423	15,461	15,200	15,082	14,188	14,174	13,986	14,396	13,856	13,840	13,454	13,248	12,564	12,579	12,473	12,058	12,168	11,948	11,808	11,526	11,342	11,189	10,270	10,951	10,795	10,682	10,026	10,073	9,808	9,711	9,020	9,085	10,189	10,699	10,321	9,767	10,425	11,280	11,234	11,085	10,692	11,016	10,822	10,095	10,331	10,034	9,969	9,387	9,918	9,394	10,000
UBS Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Account Value	20,400	$ 20,400	20,434	19,396	21,014	20,442	18,906	19,533	17,444	15,988	17,324	18,548	19,566	18,692	17,261	17,258	17,461	17,903	18,099	16,461	17,590	17,309	15,808	17,371	17,536	15,770	16,811	17,134		19,530	19,442	19,357	22,353	22,254	23,397	22,351	23,242	22,827	23,690	22,628	23,294	22,797	23,537	22,785	21,737	19,879	16,899		16,771	17,139	16,189	15,651	15,072	13,771	11,986	14,815	15,968	16,145	15,784	14,906	14,494	14,614	15,273	15,125	14,043	15,169	14,721	14,922	14,017	12,566	14,229	14,010		16,039	16,423	15,461	15,200	15,082	14,188	14,174	13,986	14,396	13,856	13,840	13,454	13,248	12,564	12,579	12,473	12,058	12,168	11,948	11,808	11,526	11,342	11,189	10,270	10,951	10,795	10,682	10,026	10,073	9,808	9,711	9,020	9,085	10,189	10,699	10,321	9,767	10,425	11,280	11,234	11,085	10,692	11,016	10,822	10,095	10,331	10,034	9,969	9,387	9,918	9,394	10,000
UBS Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value	18,703	$ 18,703	17,522	16,532	17,264	16,966	15,882	15,496	14,839	13,380	13,573	14,354	14,484	14,012	13,115	12,543	12,421	11,626	11,766	10,861	11,761	11,248	10,627	11,772	12,347	11,024	11,972	12,257		13,940	13,416	14,011	15,326	15,009	14,918	13,729	14,543	14,019	13,572	12,770	12,950	12,125	11,920	11,923	12,011	11,483	10,417		10,783	11,315	10,257
UBS Index: MSCI All Country World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Account Value	12,602	$ 12,602	12,327	11,846	12,251	11,878	11,389	11,323	10,804	9,891	10,197	10,637	10,943	10,556	9,977	10,085	9,942	9,645	9,930	9,265	9,645	8,951	8,441	9,335	9,692	9,059	9,893	9,881		10,741	10,514	10,792	11,350	10,913	11,182	10,639	11,098	10,827	10,753	10,613	10,450	10,012	9,752
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value	17,818	$ 17,818	17,527	17,071	17,534	17,158	16,775	16,738	16,072	15,047	15,361	15,873	16,154	15,826	15,309	15,436	15,283	14,848	15,206	14,454	14,930	14,151	13,675	14,704	15,223	14,480	15,328	15,359		16,319	16,253	16,587	17,195	16,852	17,017	16,523	17,026	16,794	16,626	16,460	16,296	15,878	15,640	15,558	15,648	15,215	14,158		14,371	14,610	14,148	13,660	13,387	13,054	12,224	13,297	13,881	13,848	13,594	13,419	13,224	13,090	13,126	13,062	12,499	12,864	12,617	12,428	12,236	11,643	12,072	11,934		12,496	12,486	12,422	12,212	12,233	12,214	12,163	12,260	12,575	12,195	12,077	11,926	11,759	11,653	11,579	11,379	11,365	11,194	11,061	10,985	10,766	10,624	10,480	10,502	10,666	10,629	10,622	10,340	10,280	10,248	10,165	9,713	9,705	9,986	10,105	10,153	9,686	9,869	10,300	10,195	10,395	10,430	10,282	10,347	10,042	10,054	10,137	9,991	9,923	10,128	9,943	10,000
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index (Hedged in USD)
Account Value	11,810	$ 11,810	11,715	11,647	11,842	11,752	11,839	11,878	11,514	11,159	11,226	11,439	11,457	11,493	11,523	11,575	11,535	11,232	11,413	11,161	11,398	11,159	11,199	11,561	11,919	11,646	11,785	11,865		12,195	12,473	12,619	12,809	12,926	12,774	12,798	12,952	12,991	12,800	12,730	12,707	12,706	12,730	13,012	13,109	13,092	13,067		13,075	12,977	13,111	12,982	12,944	12,961	12,845	12,836	12,634	12,355	12,431	12,481	12,535	12,610	12,256	12,161	11,989	11,777	11,797	11,576	11,585	11,483	11,293	11,216		11,216	11,267	11,254	11,279	11,236	11,213	11,258	11,121	11,115	11,192	11,187	11,160	11,110	11,180	11,068	11,045	11,086	11,029	10,957	10,970	10,874	10,957	10,935	11,120	11,266	11,273	11,310	11,270	11,010	10,945	10,964	10,907	10,774	10,561	10,586	10,581	10,553	10,468	10,486	10,354	10,490	10,556	10,638	10,558	10,638	10,426	10,338	10,221	10,153	10,173	10,040	10,000
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Account Value	17,818	$ 17,818	17,527	17,071	17,534	17,158	16,775	16,738	16,072	15,047	15,361	15,873	16,154	15,826	15,309	15,436	15,283	14,848	15,206	14,454	14,930	14,151	13,675	14,704	15,223	14,480	15,328	15,359		16,319	16,253	16,587	17,195	16,852	17,017	16,523	17,026	16,794	16,626	16,460	16,296	15,878	15,640	15,558	15,648	15,215	14,158		14,371	14,610	14,148	13,660	13,387	13,054	12,224	13,297	13,881	13,848	13,594	13,419	13,224	13,090	13,126	13,062	12,499	12,864	12,617	12,428	12,236	11,643	12,072	11,934		12,496	12,486	12,422	12,212	12,233	12,214	12,163	12,260	12,575	12,195	12,077	11,926	11,759	11,653	11,579	11,379	11,365	11,194	11,061	10,985	10,766	10,624	10,480	10,502	10,666	10,629	10,622	10,340	10,280	10,248	10,165	9,713	9,705	9,986	10,105	10,153	9,686	9,869	10,300	10,195	10,395	10,430	10,282	10,347	10,042	10,054	10,137	9,991	9,923	10,128	9,943	10,000
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index (Hedged in USD)
Account Value	11,810	$ 11,810	11,715	11,647	11,842	11,752	11,839	11,878	11,514	11,159	11,226	11,439	11,457	11,493	11,523	11,575	11,535	11,232	11,413	11,161	11,398	11,159	11,199	11,561	11,919	11,646	11,785	11,865		12,195	12,473	12,619	12,809	12,926	12,774	12,798	12,952	12,991	12,800	12,730	12,707	12,706	12,730	13,012	13,109	13,092	13,067		13,075	12,977	13,111	12,982	12,944	12,961	12,845	12,836	12,634	12,355	12,431	12,481	12,535	12,610	12,256	12,161	11,989	11,777	11,797	11,576	11,585	11,483	11,293	11,216		11,216	11,267	11,254	11,279	11,236	11,213	11,258	11,121	11,115	11,192	11,187	11,160	11,110	11,180	11,068	11,045	11,086	11,029	10,957	10,970	10,874	10,957	10,935	11,120	11,266	11,273	11,310	11,270	11,010	10,945	10,964	10,907	10,774	10,561	10,586	10,581	10,553	10,468	10,486	10,354	10,490	10,556	10,638	10,558	10,638	10,426	10,338	10,221	10,153	10,173	10,040	10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	14,310	$ 14,310	13,814	13,162	13,722	13,294	12,620	12,412	11,872	10,879	11,113	11,669	11,858	11,489	10,777	10,730	10,565
UBS Index: MSCI ACWI ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Account Value	14,579	$ 14,579	14,593	14,181	14,441	14,003	13,657	13,794	13,134	12,050	12,568	12,978	13,592	13,061	12,500	12,972	12,750	12,446	12,899	11,931	12,021	10,752	10,440	11,599	11,984	11,587	12,678	12,588		13,431	13,410	13,681	14,204	13,640	14,283	13,951	14,412	14,143	14,380	14,474	14,035	13,634	13,463	13,202	13,173	12,498	11,016		11,258	11,542	11,068	10,596	10,137	9,816	9,125	10,670	11,585	11,905	11,411	11,311	10,930	10,656	10,995	11,130	10,498	11,093	10,808	10,744	10,538	9,798	10,262	10,166		11,066	11,016	11,251	10,988	11,199	11,464	11,283	11,486	12,054	11,419	11,169	11,079	10,874	10,676	10,621	10,243	10,211	9,890	9,683	9,444	9,295	8,977	8,753	8,961	9,091	8,981	8,924	8,504	8,636	8,784	8,559	7,915	8,007	8,591	8,756	8,941	8,321	8,726	9,448	9,474	9,746	9,901	9,425	9,580	9,093	9,107	9,447	9,380	9,473	9,956	9,901	10,000
UBS Index: MSCI ACWI ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Account Value	14,579	$ 14,579	14,593	14,181	14,441	14,003	13,657	13,794	13,134	12,050	12,568	12,978	13,592	13,061	12,500	12,972	12,750	12,446	12,899	11,931	12,021	10,752	10,440	11,599	11,984	11,587	12,678	12,588		13,431	13,410	13,681	14,204	13,640	14,283	13,951	14,412	14,143	14,380	14,474	14,035	13,634	13,463	13,202	13,173	12,498	11,016		11,258	11,542	11,068	10,596	10,137	9,816	9,125	10,670	11,585	11,905	11,411	11,311	10,930	10,656	10,995	11,130	10,498	11,093	10,808	10,744	10,538	9,798	10,262	10,166		11,066	11,016	11,251	10,988	11,199	11,464	11,283	11,486	12,054	11,419	11,169	11,079	10,874	10,676	10,621	10,243	10,211	9,890	9,683	9,444	9,295	8,977	8,753	8,961	9,091	8,981	8,924	8,504	8,636	8,784	8,559	7,915	8,007	8,591	8,756	8,941	8,321	8,726	9,448	9,474	9,746	9,901	9,425	9,580	9,093	9,107	9,447	9,380	9,473	9,956	9,901	10,000
UBS Index: MSCI ACWI ex-US Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Account Value	13,234	$ 13,234	13,247	12,873	13,109	12,711	12,397	12,522	11,923	10,938	11,409	11,781	12,338	11,856	11,347	11,775	11,574	11,298	11,709	10,831	10,912	9,760	9,477	10,529	10,879	10,519	11,509	11,427		12,192	12,173	12,419	12,894	12,382	12,966	12,664	13,083	12,839	13,054	13,139	12,740	12,376	12,222	11,984	11,958	11,345	10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value	10,719	$ 10,719	10,618	10,441	10,712	10,614	10,766	10,795	10,397	9,947	10,107	10,370	10,437	10,444	10,481	10,597	10,533	10,272	10,545	10,230	10,276	9,912	10,042	10,495	10,800	10,543	10,711	10,642		11,062	11,378	11,507	11,760	11,790	11,755	11,758	11,861	11,884	11,752	11,670	11,632	11,541	11,687	11,858	11,944	11,928	11,812		11,865	11,871	11,968	11,792	11,718	11,664	11,460	11,528	11,324	11,110	11,118	11,123	11,090	11,149	10,868	10,844	10,709	10,523	10,520	10,322	10,328	10,219	10,035	9,975	10,000
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value	10,773	$ 10,773	10,663	10,516	10,710	10,651	10,798	10,771	10,499	10,209	10,288	10,443	10,444	10,446	10,565	10,642	10,585	10,285	10,494	10,295	10,320	10,107	10,193	10,525	10,794	10,617	10,701	10,648		10,885	11,226	11,280	11,464	11,509	11,453	11,517	11,638	11,657	11,531	11,473	11,424	11,349	11,443	11,642	11,712	11,717	11,678		11,752	11,749	11,781	11,702	11,676	11,643	11,557	11,403	11,175	10,957	10,984	11,022	11,001	11,067	10,805	10,803	10,696	10,492	10,489	10,317	10,327	10,266	10,080	9,986	$ 10,000
UBS Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value	9,075	$ 9,075	8,990	8,840	9,069	8,986	9,115	9,140	8,803	8,421	8,556	8,779	8,836	8,842	8,874	8,971	8,917	8,696	8,927	8,661	8,700	8,391	8,502	8,885	9,144	8,926	9,068	9,010		9,365	9,633	9,742	9,956	9,982	9,952	9,955	10,042	10,061	9,950	9,880	9,848	9,771	9,895	10,040	10,112	10,098	10,000	10,000
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Account Value	9,225	$ 9,225	9,130	9,005	9,171	9,120	9,246	9,223	8,990	8,742	8,809	8,942	8,943	8,945	9,047	9,113	9,064	8,807	8,986	8,815	8,837	8,654	8,728	9,012	9,242	9,091	9,163	9,118		9,321	9,612	9,659	9,816	9,855	9,807	9,862	9,965	9,981	9,874	9,824	9,782	9,718	9,798	9,969	10,029	10,033	10,000	$ 10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index TR (USD)
Account Value	31,475	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484		25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,949	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492		18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793		15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232	10,525	10,525	10,276	10,001	10,214	9,803	10,000
UBS Index: Russell 3000 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index TR (USD)
Account Value	31,475	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484		25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,949	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492		18,900	19,614	18,289	$ 17,306	$ 16,919	$ 16,061	$ 14,182	$ 16,444	$ 17,910	$ 17,929	$ 17,426	$ 16,788	$ 16,434	$ 16,151	$ 16,487	$ 16,246	$ 15,179	$ 16,230	$ 15,606	$ 15,382	$ 14,859	$ 13,685	$ 15,089	$ 14,793		$ 15,968	$ 15,942	$ 15,401	$ 14,907	$ 14,810	$ 14,403	$ 14,349	$ 14,642	$ 15,203	$ 14,442	$ 14,299	$ 13,877	$ 13,581	$ 13,258	$ 13,232	$ 12,987	$ 12,871	$ 12,741	$ 12,607	$ 12,599	$ 12,147	$ 11,922	$ 11,694	$ 11,193	$ 11,441	$ 11,423	$ 11,394	$ 10,959	$ 10,936	$ 10,744	$ 10,678	$ 9,976	$ 9,979	$ 10,576	$ 10,797	$ 10,738	$ 9,952	$ 10,250	$ 10,909	$ 10,729	$ 10,912	$ 10,763	$ 10,715	$ 10,825	$ 10,232	$ 10,525	$ 10,525	$ 10,276	$ 10,001	$ 10,214	$ 9,803	$ 10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 18,428	$ 18,428	$ 17,790	$ 16,950	$ 17,671	$ 17,121	$ 16,253	$ 15,984	$ 15,289	$ 14,010	$ 14,311	$ 15,027	$ 15,271	$ 14,795	$ 13,878	$ 13,818	$ 13,606	$ 13,124	$ 13,452	$ 12,657	$ 13,431	$ 12,720	$ 11,767	$ 12,961	$ 13,512	$ 12,371	$ 13,484	$ 13,460		$ 14,745	$ 14,218	$ 14,656	$ 15,456	$ 14,793	$ 14,896	$ 13,921	$ 14,600	$ 14,169	$ 13,840	$ 13,525	$ 13,431	$ 12,750	$ 12,215	$ 11,888	$ 12,009	$ 11,564	$ 10,423		$ 10,708	$ 11,131	$ 10,385